Financial Instruments (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Aug. 05, 2011	Jun. 30, 2011
Notional Amount, Pay-floating interest rate swaps	$ 1,000.0	$ 640.0	$ 250.0
Cross currency swap settlement	42.5
Fair Value Hedges [Member]
Notional Amount, Pay-floating interest rate swaps	$ 1,006.0		$ 1,256.0